Acquisitions - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 01, 2020	Jun. 07, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2024	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 20, 2020
Best Day Group [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 10,288						$ 10,168
Business Acquisition Effective Date Of Cash Payment	Oct. 01, 2023
Business Acquisition Effective Date Of Earn out Payable	Oct. 01, 2024
Contigent consideration	$ 10,288
Incremental depreciation and amortization expense							5,034	$ 6,712
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables					$ 9,122		9,122
Net revenue					14,125
Business acquisitions, revenue							165,122	658,147
Net loss					(14,983)
Koin Administradora De Cartoes E Meios De Pagamentos SA [Member]
Business Acquisition [Line Items]
Business combination percentage of voting rights acquired										84.00%
Business acquisition redeemable non controlling interest percentage retained										16.00%
Equity Method Investment, Ownership Percentage										16.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables					1,194		1,194			$ 977
Business Combination Non Controlling Interest Agreed Consideration					4,320		4,320
Business Combination Noncontrolling Interest Fixed Consideration At Their Option					2,880		2,880
Redeemable non-controlling interest:					$ 2,655		2,655			$ 2,655
Net revenue							138
Net loss							$ 1,786
Viajes Falabella [Member]
Business Acquisition [Line Items]
Consideration transferred		$ 23,000
Acquisition related costs								464
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables								11,828
Net revenue								$ 20,710
Consideration paid		$ 11,500	$ 5,750	$ 5,750
Commercial Agreement Term								10 years
Business acquisitions, revenue								$ 532,710	$ 584,986
Net loss								(3,060)
Viajes Falabella [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Business acquisitions, revenue								757	$ 757
Maximum [Member]
Business Acquisition [Line Items]
Intangible assets useful life							10 years
Maximum [Member] | Best Day Group [Member]
Business Acquisition [Line Items]
Earn out payable						$ 20,000
Minimum [Member]
Business Acquisition [Line Items]
Intangible assets useful life							3 years
Minimum [Member] | Best Day Group [Member]
Business Acquisition [Line Items]
Earn out payable						$ 0
Viajes Beda S A de C V [Member]
Business Acquisition [Line Items]
Business acquisition redeemable non controlling interest percentage retained	100.00%
Equity Method Investment, Ownership Percentage	100.00%
Transporturist S A de C V [Member]
Business Acquisition [Line Items]
Business acquisition redeemable non controlling interest percentage retained	100.00%
Equity Method Investment, Ownership Percentage	100.00%
Koin Administradora De Cartoes E Meios De Pagamentos SA [Member]
Business Acquisition [Line Items]
Business combination percentage of voting rights acquired										84.00%
General and Administrative Expense [Member] | Best Day Group [Member]
Business Acquisition [Line Items]
Acquisition related costs							$ 2,856	$ 617
General and Administrative Expense [Member] | Koin Administradora De Cartoes E Meios De Pagamentos SA [Member]
Business Acquisition [Line Items]
Business combination acquistion related costs recognised in the income statement							$ 279
Developed Technology Rights [Member] | Best Day Group [Member]
Business Acquisition [Line Items]
Intangible assets amortization period							2 years 6 months
Developed Technology Rights [Member] | Koin Administradora De Cartoes E Meios De Pagamentos SA [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										$ 150
Trademarks [Member] | Best Day Group [Member]
Business Acquisition [Line Items]
Intangible assets amortization period							20 years
Trademarks [Member] | Koin Administradora De Cartoes E Meios De Pagamentos SA [Member]
Business Acquisition [Line Items]
Redeemable non-controlling interest:										$ 593
Trade Names [Member] | Viajes Falabella [Member]
Business Acquisition [Line Items]
Intangible assets useful life								4 years
Customer Relationships [Member] | Best Day Group [Member]
Business Acquisition [Line Items]
Intangible assets amortization period							7 years
Customer Relationships [Member] | Viajes Falabella [Member]
Business Acquisition [Line Items]
Intangible assets amortization period								3 years 8 months 12 days